INCOME TAXES (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Net (Loss)	$ (1,042,462)	$ (2,726,397)	$ (7,194,792)	$ (4,915,295)
Permanent Differences:
Non-Cash Interest				1,000
Meals and Entertainment			2,000	4,000
[AdjustedNetLossIncomeTaxReconciliation]			(7,193,000)	(4,910,000)
Federal Statutory Rate			(2,446,000)	(1,671,000)
State income tax, net of federal tax			(261,000)	(178,000)
Permanent Differences				3,060,000
Change in valuation allowance			2,707,000	(1,212,000)
Tax Benefit, net
Federal Statutory Rate			34.00%	34.00%
State Income Tax, net of Federal Tax			3.63%	3.63%
Permanent Differences			37.63%	37.63%